Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2012 JPY (¥)	Jan. 19, 2012 S-LCD JPY (¥)	Jan. 19, 2012 S-LCD KRW	Mar. 31, 2012 S-LCD JPY (¥)	Mar. 31, 2012 Level 3 S-LCD JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Nonrecurring Level 3 JPY (¥)
Fair Value of Financial Instruments [Line Items]
Transfers into level 1	¥ 2,169
Transfers out of level 1	7,221
Impairment losses related to long lived assets						59,583	23,735
Carrying values of long lived assets before impairments						67,875	27,513
Fair values of long-lived assets after impairments						8,292	3,778
Other-than-temporary impairment loss				60,019
Equity method investments, fair value					71,662
Proceeds from sales of equity method investments		¥ 71,986	1,070,000